51 Madison Avenue

New York, New York 10010

August 31, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: IndexIQ Active ETF Trust (Registration Nos.: 333-183489 and 811-22739)

Dear Sir/Madam:

On behalf of IndexIQ Active ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Short Duration ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay California Municipal Intermediate ETF, IQ Ultra Short Duration ETF and IQ MacKay ESG Core Plus Bond ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 91 was filed electronically with the Securities and Exchange Commission on August 29, 2022.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Jomil M. Guerrero

Barry Pershkow, Chapman and Cutler LLP